Accounting Policies - Revenue Recognition (FY) (Details) - Related party	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Transactions with the ESG Fund | Minimum
Related Party Transaction [Line Items]
Management fee percentage	1.00%	1.00%
Transactions with the ESG Fund | Maximum
Related Party Transaction [Line Items]
Management fee percentage	2.00%	2.00%
Transactions with the Fund, carried interest allocation
Related Party Transaction [Line Items]
Minimum return percentage		8.00%
Transactions with the Fund, carried interest allocation | Minimum
Related Party Transaction [Line Items]
Management fee percentage		10.00%
Transactions with the Fund, carried interest allocation | Maximum
Related Party Transaction [Line Items]
Management fee percentage		20.00%